Note 17 - Financial Instruments With Off-balance Sheet Risk	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]

Note 17 - Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of the Company’s financial instrument commitments at December 31, 2024 and 2023 is as follows (in thousands):

	2024	2023
Commitments to originate loans	$20,130	$30,346
Unfunded commitments under lines of credit	62,904	54,163
Standby letters of credit	1,938	455

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Since the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation. Collateral held varies but includes principally residential and commercial real estate.

The ACL for off balance sheet credit exposures is recorded in other liabilities on the Consolidated Balance Sheet. This ACL represents management’s estimate of expected losses in its unfunded loan commitments and other off balance sheet credit exposures, such as letters of credit and credit recourse on sold residential mortgage loans. The allowance for credit losses specific to unfunded commitments is determined by estimating future draws and applying the expected loss rates on those draws. Future draws are based on historical averages of utilization rates (i.e., the likelihood of draws taken). The ACL for off balance sheet credit exposures is increased or decreased by charges or reductions to expense, through the provision for credit losses. The balance of off balance sheet credit exposures is $257,000 at December 31, 2024.